Note 12 - Basic and Diluted Income (Loss) Per Share (Details)	3 Months Ended
Feb. 28, 2013
Employee Stock Option [Member]
Note 12 - Basic and Diluted Income (Loss) Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,091,964
Deferred Share Units [Member]
Note 12 - Basic and Diluted Income (Loss) Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	27,060
Warrant [Member]
Note 12 - Basic and Diluted Income (Loss) Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	956,000